Other assets - Deferred Dry-Dock (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Changes In Deferred Cost [Roll Forward]
Beginning balance	$ 86.9	$ 79.4
Costs incurred	124.4	42.4
Vessel Sales	(6.9)	(11.3)
Amortization expensed	(38.4)	(23.6)
Ending balance	$ 166.0	$ 86.9
Number of vessels classified as held for sale | vessel	1